Revenue - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of reportable segments [line items]
Revenue from contracts with customers	$ 55,375	$ 53,910	$ 65,504
Other revenue adjustments	$ 283	$ (93)	$ (406)
Bottom of range [member]
Disclosure of reportable segments [line items]
Provisional pricing period	60 days
Top of range [member]
Disclosure of reportable segments [line items]
Provisional pricing period	120 days